Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement Disclosure [Abstract]
Private Placement

Note 4 — Private Placement

The Sponsor purchased an aggregate of 632,500 Placement Units at a price of $10.00 per Placement Unit, for an aggregate purchase price of $6,325,000, in a private placement that occurred simultaneously with the closing of the Initial Public Offering (the “Private Placement”), inclusive of 52,500 Placement Units purchased as a result of the exercise of the underwriters’ over-allotment option. Each Placement Unit consists of one Class A common stock (the “Placement Shares”) and one-half of one redeemable warrant (the “Placement Warrants”). Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Units and all underlying securities will expire worthless).

Note 4 — Private Placement

The Sponsor purchased an aggregate of 632,500 Placement Units at a price of $10.00 per Placement Unit, for an aggregate purchase price of $6,325,000, in a private placement that occurred simultaneously with the closing of the Initial Public Offering, inclusive of 52,500 Placement Units purchased as a result of the exercise of the underwriters’ over-allotment option. Each Placement Unit consists of one Placement Share and one-half of one Placement Warrant. Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Units and all underlying securities will expire worthless.